SHARE-BASED PAYMENTS - 2013 Stock Incentive Plan (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Jul. 12, 2022 USD ($) Y $ / shares shares	Jun. 30, 2023 $ / shares
SHARE-BASED PAYMENTS
Exercise price		$ 4.55
Pro Farm Group Inc [Member]
SHARE-BASED PAYMENTS
Risk-free interest rate	0.00%
Stock options granted under share option agreements	1,046,776
Fair value of options assume at merger date | $	$ 0.5
Pro Farm Group Inc [Member] | 2013 Stock Incentive Plan
SHARE-BASED PAYMENTS
Number of total equity awards outstanding converted into option or restricted stock | shares	1,191,362
Pro Farm Group Inc [Member] | Maximum
SHARE-BASED PAYMENTS
Exercise price	$ 204.66
Expected life (years) | Y	9.83
Estimated volatility factor	44.40%
Pro Farm Group Inc [Member] | Minimum
SHARE-BASED PAYMENTS
Exercise price	$ 7.16
Expected life (years) | Y	0.03
Estimated volatility factor	34.90%